UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2016

Date of reporting period:	05/31/2016

Item 1. Schedule of Investments

Prudential California Muni Income Fund

Schedule of Investments

as of May 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 100.1%
MUNICIPAL BONDS
Abag Fin. Auth. For Nonprofit Corp. Rev., Episcopal Senior Communities, Rfdg.	6.125%	07/01/41	475	$547,390
Abag Fin. Auth. For Nonprofit Corp. Rev., Sharp Healthcare	6.250%	08/01/39	1,000	1,157,790
Abag Fin. Auth. For Nonprofit Corp. Rev., Sharp Healthcare, Ser. A	5.000%	08/01/43	2,000	2,340,440
Alameda Corridor Trans. Auth. Rev., Second Sub. Lien, Ser. B, Rfgd.	5.000%	10/01/37	500	596,110
Anaheim Calif. Pub. Fin. Auth. Rev., Ser. A, Rfdg.	5.000%	05/01/39	1,000	1,189,600
Bay Area Toll Auth. Rev., Ser. F-1, Rfgd.	5.000%	04/01/54	1,000	1,172,160
California Cnty. Tob. Secur. Agy., Rev., Tob. Conv. Bonds, LA Cnty. (Converted to Fixed on 12/01/10)	5.250%	06/01/21	1,470	1,499,385
California Cnty. Tob. Secur. Agy., Rev., Tob. Conv. Bonds, Ser. B (Converted to Fixed on 12/01/08)	5.100%	06/01/28	1,035	1,037,287
California Edl. Facs. Auth. Rev., Loyola Marymount Univ., Ser. A	5.125%	10/01/40	1,000	1,118,360
California Edl. Facs. Auth. Rev., Pepperdine Univ., Rfgd.	5.000%	10/01/49	2,000	2,407,820
California Hlth. Facs. Fing. Auth. Rev., Cedars Sinai Med. Ctr., Rfdg.	5.000%	11/15/33	1,000	1,232,090
California Hlth. Facs. Fing. Auth. Rev., Episcopal Home, Ser. B, Rfdg. (Pre-refunded date 02/01/20)(a)	6.000%	02/01/32	1,000	1,177,770
California Hlth. Facs. Fing. Auth. Rev., Lucile Packard Stanford Hospital, Ser. B	5.000%	08/15/55	1,000	1,184,220
California Hlth. Facs. Fing. Auth. Rev., Lucile Salter Packard Children’s Hosp., Ser. A	5.000%	08/15/43	1,000	1,169,030
California Hlth. Facs. Fing. Auth. Rev., Providence Hlth., Ser. B	5.500%	10/01/39	1,500	1,707,465
California Hlth. Facs. Fing. Auth. Rev., Providence Hlth., Ser. C (Pre-refunded date 10/01/18)(a)	6.500%	10/01/38	20	22,650
California Hlth. Facs. Fing. Auth. Rev., Providence Hlth., Ser. C, Unrefunded Balance (Pre-refunded date 10/01/18)(a)	6.500%	10/01/38	980	1,109,840
California Hlth. Facs. Fing. Auth. Rev., Scripps Hlth., Ser. A	5.000%	11/15/40	1,000	1,137,680
California Hlth. Facs. Fing. Auth. Rev., Scripps Hlth., Ser. A, Rfdg.	5.000%	11/15/36	1,200	1,350,852
California Hlth. Facs. Fing. Auth. Rev., St. Joseph Hlth. Sys., Ser. A	5.750%	07/01/39	1,000	1,145,500
California Hlth. Facs. Fing. Auth. Rev., Stanford Healthcare, Ser. A	5.000%	08/15/54	1,000	1,178,210
California Hlth. Facs. Fing. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg.	5.500%	11/15/40	500	606,430
California Hlth. Facs. Fing. Auth. Rev., Sutter Hlth., Ser. A	5.000%	11/15/46	1,500	1,783,920
California Hlth. Facs. Fing. Auth. Rev., Sutter Hlth., Ser. A, Rfdg.	5.000%	08/15/43	1,500	1,771,440
California Hlth. Facs. Fing. Auth. Rev., Sutter Hlth., Ser. D, Rfdg.	5.250%	08/15/31	1,000	1,206,570

California Infrast. & Econ. Dev. Bk. Rev., Academy Motion Picture Art, Rfdg.	4.000%	11/01/45	2,000	2,148,600
California Infrast. & Econ. Dev. Bk. Rev., Walt. Dis. Fam. Musm., Walt & Lilly Disney (Pre-refunded date 02/01/18)(a)	5.250%	02/01/38	2,000	2,150,680
California Muni. Fin. Auth. Ed. Rev., Amern. Heritage Ed. Foundation Proj., Ser. A	5.250%	06/01/26	1,100	1,100,000
California Muni. Fin. Auth. Ed. Rev., Amern. Heritage Ed., Ser. A, Rfgd.	4.000%	06/01/26	500	556,170

California Muni. Fin. Auth. Ed. Rev., Amern. Heritage Ed., Ser. A, Rfgd.	5.000%		06/01/46	500	556,970
California Muni. Fin. Auth. Ed. Rev., Palmdale Aerospace Academy Proj., 144A	4.000%		07/01/26	380	400,645
California Muni. Fin. Auth. Ed. Rev., Palmdale Aerospace Academy Proj., 144A	5.000%		07/01/46	665	706,310
California Muni. Fin. Auth. Rev., Various Chevron USA, Recovery Zone, FRDD	0.290	%(b)	11/01/35	3,500	3,500,000
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	5.250%		08/01/40	1,250	1,410,313
California Sch. Fin. Auth. Rev., Alliance CLG-Ready Pub. Schs., 144A	5.000%		07/01/45	1,000	1,087,410
California Sch. Fin. Auth. Rev., Aspire Pub. Schs., Rfgd.	5.000%		08/01/46	1,000	1,126,740
California Sch. Fin. Auth. Rev., Green Dot Pub. Sch. Proj., Ser. A	5.000%		08/01/45	610	661,264
California Sch. Fin. Auth. Sch. Facs. Rev., Kipp. LA. Proj., Ser A., 144A	5.000%		07/01/45	1,000	1,095,440
California Sch. Fin. Auth. Sch. Rev., Aspire Pub. Schs., Ser. A, Rfgd., 144A	5.000%		08/01/40	1,000	1,134,330
California St., GO	5.000%		03/01/45	2,000	2,387,220
California St., GO	5.000%		08/01/45	1,500	1,802,730
California St., GO	5.250%		11/01/40	750	885,240
California St., Unrefunded Balance, GO	5.500%		04/01/30	5	5,021
California St., Var. Purp., GO	5.000%		10/01/29	1,500	1,698,315
California St., Var. Purp., GO	5.000%		09/01/41	5,000	5,847,150
California St., Var. Purp., GO	5.000%		10/01/41	1,250	1,465,012
California St., Var. Purp., GO	5.000%		09/01/45	1,500	1,835,655
California St., Var. Purp., GO	5.250%		04/01/35	1,250	1,510,850
California St., Var. Purp., GO	5.500%		11/01/39	1,000	1,149,320
California St., Var. Purp., GO	5.500%		03/01/40	2,000	2,332,020
California St., Var. Purp., GO	6.000%		03/01/33	2,750	3,259,245
California St., Var. Purp., GO	6.000%		04/01/38	3,000	3,424,290
California St., Var. Purp., GO	6.000%		11/01/39	1,500	1,755,150
California St. Dept. Wtr. Res. Rev., Wtr. Sys., Ser. AF (Pre-refunded date 12/01/18)(a)	5.000%		12/01/29	875	967,155
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Projs., Ser. D	5.000%		12/01/31	1,000	1,187,020
California St. Pub. Wks. Brd. Lease Rev., Var. Cap. Proj., Ser. G-1	5.750%		10/01/30	750	868,035
California St. Pub. Wks. Brd. Lease Rev., Var. Cap. Proj., Sub. Ser. I-1	6.375%		11/01/34	750	895,358
California St. Univ. Rev., Ser. A, Systemwide	5.000%		11/01/37	1,250	1,470,600
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A	5.250%		12/01/56	1,000	1,124,130
California Statewide Cmntys. Dev. Auth. Rev., 899 Charleston Proj., Ser. A, Rfdg.	5.250%		11/01/44	250	267,070
California Statewide Cmntys. Dev. Auth. Rev., Aspire Pub. Schs., Sch. Fac. Rev. (Pre-Refunded date 01/01/19)(a)	6.000%		07/01/30	1,000	1,128,560
California Statewide Cmntys. Dev. Auth. Rev., Beverly Cmnty. Hospital Asset	5.000%		02/01/45	1,500	1,715,535
California Statewide Cmntys. Dev. Auth. Rev., CHF-Irvine LLC, Rfgd.	5.000%		05/15/40	1,000	1,181,400
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth.	5.000%		11/01/40	1,000	1,119,900
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr.	5.250%		12/01/44	1,000	1,119,130
California Statewide Cmntys. Dev. Auth. Rev., Polytechnic Sch.	5.000%		12/01/34	2,000	2,253,060
California Statewide Cmntys. Dev. Auth. Rev., Presbyterian Homes	7.250%		11/15/41	500	582,300

California Statewide Cmntys. Dev. Auth. Rev., Spl. Tax No. 97-1, CABS	5.070	%(c)	09/01/22	2,020	1,477,226
California Statewide Cmntys. Dev. Auth. Rev., Sutter Hlth., Ser. A	6.000%		08/15/42	2,000	2,400,720
Chula Vista Calif. Indl. Dev. Rev., San Diego Gas-D-Rmkt.	5.875%		01/01/34	1,000	1,138,130
Chula Vista Dev. Agy. Rev., Tax Alloc. Sub. Bayfront, Ser. B, Rfdg.	5.250%		10/01/27	1,540	1,541,940
Chula Vista Muni. Fing. Auth. Rev., Rfgd.	5.000%		09/01/21	500	581,240
City of La Verne CA, Brethren Hillcrest Homes, COP, Rfgd.	5.000%		05/15/36	1,250	1,365,800
Coronado Cmnty. Dev. Agy. Tax Alloc., Dev. Proj., AMBAC	5.000%		09/01/24	2,000	2,007,660
Fontana Spl. Tax, Cmnty. Facs. Dist. #22 Sierra Hills, Rfgd.	5.000%		09/01/34	500	572,320
Foothill-De Anza Cmnty. College Dist., Ser. C, GO	5.000%		08/01/40	1,250	1,448,712
Golden St. Tob. Secur. Corp. Rev., Asset-Bkd., Ser. A-1, Rfdg.	5.750%		06/01/47	1,050	1,061,760
Golden St. Tob. Secur. Corp. Rev., Asset-Bkd., Sr., Ser. A-1	4.500%		06/01/27	4,175	4,207,690
Golden St. Tob. Secur. Corp. Rev., Ser. A, Conv., CABS, AMBAC (Converted to Fixed on 06/01/10)	4.600%		06/01/23	3,000	3,196,680
Golden West Sch. Fing. Auth. Rev., Ser. A., CABS, NATL, Rfdg.	1.600	%(c)	02/01/19	2,110	2,022,372
Guam Gov’t. Wtrwrks. Auth. Rev., Ser. A, Rfdg.	5.000%		07/01/35	500	571,680
Guam Gov’t. Wtrwrks. Auth. Rev.	5.000%		01/01/46	1,000	1,156,860
Guam Intl. Arpt. Auth. Rev., Ser. C, AMT	6.375%		10/01/43	500	606,650
Inland Vly. Dev. Agcy., Tax Alloc., Ser. A, Rfdg.	5.000%		09/01/44	500	569,410
Jurupa Pub. Fing. Auth., Ser. A, Rfdg.	5.000%		09/01/42	1,250	1,427,525
La Mesa-Spring Valley Sch. Dist., GO, Election of 2002, Ser. B, CABS, NATL	2.460	%(c)	08/01/23	2,000	1,678,140
Lincoln Calif. Pub. Fing. Auth. Rev., Twelve Bridges Sub. Dist., Ser. B	6.000%		09/02/27	1,000	1,175,880
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000%		11/15/35	2,350	2,900,981
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.250%		11/15/19	580	645,714
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500%		11/15/30	1,285	1,630,022
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500%		11/15/32	440	564,749
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500%		11/15/37	1,315	1,730,777
Long Beach Hbr. Rev., Ser. A, AMT, NATL, Rfdg.	6.000%		05/15/19	3,000	3,424,470
Long Beach Marina Sys. Rev.	5.000%		05/15/45	1,000	1,129,210
Los Angeles Calif. Cmnty. College Dist., Election of 2008, Ser. A, GO (Pre-refunded date 08/01/19)(a)	6.000%		08/01/33	2,000	2,316,100
Los Angeles Calif. Dept. Arpts. Rev., Ser. A	5.000%		05/15/34	1,000	1,122,730
Los Angeles Calif. Dept. Arpts. Rev., Ser. A, AMT	5.000%		05/15/38	2,500	2,877,775
Los Angeles Calif. Dept. Arpts. Rev., Ser. C, Rfdg.	5.000%		05/15/38	1,000	1,198,590
Los Angeles Calif. Dept. Arpts. Rev., Sub. Ser. A, AMT	4.000%		05/15/36	1,000	1,084,610
Los Angeles Cnty. Regional Fing. Auth., Montecedro, Inc. Proj., Ser. A	5.000%		11/15/44	1,250	1,445,700
Los Angeles Dept. of Wtr. & Pwr. Rev., Pwr. Sys., Ser. A	5.000%		07/01/39	1,000	1,100,400
Los Angeles Dept. of Wtr. Rev., Wtr. Sys., Ser. A	5.375%		07/01/38	1,530	1,699,034
Los Angeles Dept. of Wtr. Rev., Wtr. Sys., Ser. B	5.000%		07/01/34	2,500	3,003,975
M-S-R Energy Auth. Calif. Rev., Ser. A	6.500%		11/01/39	1,000	1,438,000
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev., Linked, SAVRS, RIBS	5.750%		08/10/18	1,650	1,747,383
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev., Unrefunded Balance, Ser. A	5.750%		07/01/21	1,940	2,249,760
Municipal Improvement Corp. of Los Angeles Rev., Real Prop., Ser. B, Rfgd.	4.000%		11/01/35	1,500	1,660,200
Northern Calif. Transmission Agcy. Rev., Calif.- Oregon Proj., Ser. A, Rfgd.	5.000%		05/01/39	750	910,095

Orange Cnty. Cmnty. Facs. Dist., No. 2015-1 Esencia Vlg., Ser. A	5.250%		08/15/45	1,000	1,161,430
Orange Cnty. Trans. Auth. Rev., Express Lane Sr. Lien 91, Rfdg.	5.000%		08/15/29	1,000	1,209,690
Palomar Pomerado Healthcare Dist. Calif., COP	6.000%		11/01/41	1,200	1,281,720
Pittsburg Redev. Agy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	2.730	%(c)	08/01/26	1,375	1,043,900
Pittsburg Redev. Agy. Tax Alloc. Rev., Sub., Ser. A, Rfgd., AGM	5.000%		09/01/29	1,750	2,135,105
Port of Oakland Rev., Inter. Lien, Ser. A, NATL, Rfdg., AMT	5.000%		11/01/29	3,000	3,158,310
Port of Oakland Rev., Ser. O, Rfdg., AMT	5.125%		05/01/30	1,000	1,137,000
Port of Oakland Rev., Sr. Lien., Ser. P, Rfdg., AMT	5.000%		05/01/33	1,750	1,991,255
Poway Uni. Sch. Dist. Pub. Fing. Auth., Ser. A, Rfdg.	5.000%		09/01/35	1,000	1,155,790
Puerto Rico Comnwlth., Pub. Impvt., Ser. A, GO, Rfdg.	5.500%		07/01/39	1,000	612,800
Puerto Rico Comnwlth. Rev., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	5.750%		07/01/37	390	259,869
Puerto Rico Comnwlth. Rev., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000%		07/01/47	325	218,995
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., First Sub., Ser. A	6.000%		08/01/42	980	397,008
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., Sr. Lien, Ser. C	5.250%		08/01/40	750	458,565
Rancho Cucamonga Redev. Agy. Successor Agy. Tax Alloc., Rancho Redev. Proj. Area, AGM	5.000%		09/01/32	450	537,080
Redding Elec. Sys. Rev., COP, Linked SAVRS, RIBS, NATL, ETM, Rfdg. (Escrowed to maturity date 07/01/22)(a)	6.368%		07/01/22	60	70,143
Redding Elec. Sys. Rev., COP, Linked SAVRS, RIBS, NATL, ETM, Rfdg. (Escrowed to maturity date 07/01/22)(a)(d)(e)	11.848	%(b)	07/01/22	1,590	2,127,579
Riverside Cnty. Calif. Redev. Agy. Tax. Alloc. Intst. 215 Corridor, Ser. E	6.500%		10/01/40	1,000	1,204,090
Riverside Cnty. Infrast. Fing. Auth. Rev., Ser. A, Rfdg.	4.000%		11/01/37	1,250	1,372,300
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj.	5.250%		11/01/45	1,000	1,209,830
Riverside Cnty. Trans. Commission Rev., Sr. Lien, Ser. A	5.750%		06/01/44	500	586,925
Roseville Calif. Spl. Tax., WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs. Rfdg.	5.000%		09/01/37	500	570,250
Sacramento City Fing. Auth. Tax Alloc., Ser. B, CABS, NATL	1.300	%(c)	11/01/17	5,695	5,591,123
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Regl., Ser. B, NATL	0.956	%(b)	12/01/35	1,000	927,100
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	7.500%		12/01/41	500	617,585
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	8.000%		12/01/26	500	654,800
San Diego Cmnty. College Dist., Election of 2006, GO	5.000%		08/01/41	1,500	1,746,510
San Diego Cnty. Regl. Arpt. Auth. Rev., Sr. Ser. B, AMT	5.000%		07/01/43	2,000	2,256,220
San Diego Pub. Facs. Fing. Auth. Rev., Cap. Impt. Projs., Ser. A	5.000%		10/15/44	1,000	1,196,620
San Diego Regl. Bldg. Auth., Lease Rev., Cnty. Operations Ctr. & Annex, Ser. A (Pre-refunded 02/01/19)(a)	5.375%		02/01/36	1,000	1,119,560
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, GO, NATL	6.000%		07/01/19	1,000	1,154,070
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser. A, AMT	5.250%		05/01/33	500	586,135
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser. A, Rfdg., AMT	5.000%		05/01/31	1,000	1,145,560
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser. C, Rfdg., AMT	5.000%		05/01/25	1,555	1,812,290
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser. F, Rfdg., AMT	5.000%		05/01/28	1,000	1,159,450

San Francisco City & Cnty. Arpts. Comm. Rev., Ser. A, AMT	5.000%		05/01/44	2,000	2,281,480
San Francisco City & Cnty. Redev. Agy., Tax Alloc. Mission Bay North Redev., Ser. C (Pre-refunded date 08/01/19)(a)	6.500%		08/01/39	1,000	1,175,340
San Francisco City & Cnty. Redev. Agy., Tax Alloc. Mission Bay South Redev., Ser B, NATL	5.000%		08/01/43	500	601,630
San Jose Calif., Library & Park Proj., GO	5.000%		09/01/33	2,200	2,224,948
San Jose Calif. Redev. Agy. Tax Alloc., Merged Area Redev. Proj., Hsg. Set Aside, Ser. A-1, Rfdg.	5.500%		08/01/35	1,000	1,135,610
San Jose Evergreen Cmnty. College Dist. Election of 2004, Ser. B, AGM, CABS, GO	0.850	%(c)	09/01/17	1,000	989,410
San Leandro Cmnty. Facs., Spl. Tax Dist. No. 1	6.500%		09/01/25	2,160	2,166,502
San Mateo Cnty. Calif. Rev., Jt. Pwrs. Fing. Auth., Ser. A (Pre-refunded date 07/15/18)(a)	5.000%		07/15/33	1,000	1,090,540
Santa Margarita Wtr. Dist. Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625%		09/01/36	325	373,727
Santa Maria Joint Union H.S. Dist., Election of 2004, CABS, GO, NATL	3.070	%(c)	08/01/29	1,250	836,588
Santa Monica Cmnty. College Dist. Election of 2002, Ser. A, GO, NATL	2.540	%(c)	08/01/28	1,055	775,731
South Bayside Wste. Mgmt. Auth. Calif. Rev., Solid Waste Enterprise Shoreway Environmental, Ser. A	6.000%		09/01/36	500	575,685
Southern California Pub. Pwr. Auth. Rev., Palo Verde Proj., Ser. C, AMBAC, ETM, Rfdg. (Escrowed to maturity date 07/01/16)(a)	0.490	%(c)	07/01/16	7,415	7,411,886
Stockton Pub. Fing. Auth. Rev., Delta Wtr. Sply. Proj., Ser. A, Rmkt.	6.250%		10/01/40	700	876,995
Territory of Guam, Section 30, Ser. A	5.750%		12/01/34	500	559,480
Territory of Guam, Ser. D, Rfdg.	5.000%		11/15/39	750	866,670
Tob. Securitization Auth. Northn. Calif. Rev., Asset-Bkd. Tob. Settlement, Ser. A	4.750%		06/01/23	2,695	2,695,862
Torrance Hosp. Rev., Torrance Mem. Med. Ctr. Rev., Ser. A	6.000%		06/01/22	2,000	2,027,640
Tuolumne Wind Proj. Auth. Calif. Rev., Tuolumne Co. Proj., Ser. A	5.625%		01/01/29	1,000	1,115,880
University of Calif. Rev. Gen., Ser. O (Pre-refunded date 05/15/19)(a)	5.750%		05/15/34	1,250	1,428,888
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln., Diago, Ser. A	6.750%		10/01/37	250	281,630
Virgin Islands Pub. Fin. Auth. Rev., Ser. A	5.000%		10/01/34	1,000	1,091,700
Walnut Energy Center Auth. Rev., Rfdg.	5.000%		01/01/34	1,000	1,217,040

TOTAL INVESTMENTS — 100.1% (cost $216,915,525)(f)					237,477,541
Liabilities in excess of other assets — (0.1)%					(309,834)

NET ASSETS — 100.0%					$237,167,707

The following abbreviations are used in the quarterly schedule portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CABS	Capital Appreciation Bonds
COP	Certificates of Participation

ETM	Escrowed to Maturity
FRDD	Floating Rate Daily Demand Note
GO	General Obligation
NATL	National Public Finance Guaranty Corp.
OTC	Over-the-counter
RIBS	Residual Interest Bonds
SAVRS	Select Auction Variable Rate Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2016.
(c)	Represents zero coupon. Rate quoted represents effective yield at May 31, 2016.
(d)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at May 31, 2016.
(e)	Indicates a security that has been deemed illiquid.
(f)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$216,303,446

Appreciation	22,707,268
Depreciation	(1,533,173)

Net Unrealized Appreciation	$21,174,095

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$237,477,541	$—

Total	$—	$237,477,541	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including those that which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest in variable rate securities including securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 6

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date      July 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date      July 18, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Accounting Officer

Date      July 18, 2016

*	Print the name and title of each signing officer under his or her signature.